Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets
Intangible assets

10. Intangible assets

Intangible assets and its related accumulated amortization as of December 31, 2020 and 2021 are as follows:

	As of December 31, 2020
	Gross			Net
	carrying	Accumulated	Impairment	Carrying
	value	amortization	Amount	Amount
	RMB	RMB	RMB	RMB
License (i)	43,626	(4,207)	—	39,419
Developed technology (ii)	2,500	(63)	—	2,437
Customer relationship (ii)	18,000	(452)	—	17,548
Software	126	(28)	—	98
Trade names	607	(198)	—	409
Others	193	(75)	—	118
Total	65,052	(5,023)	—	60,029

	As of December 31, 2021
	Gross			Net
	carrying	Accumulated	Impairment	Carrying
	value	amortization	Amount	Amount
	RMB	RMB	RMB	RMB
License (i)	93,952	(9,411)	—	84,541
Developed technology (ii)	72,500	(3,575)	(2,071)	66,854
In-process research and development (ii)	27,000	(1,191)	—	25,809
Customer relationship (ii)	18,000	(2,692)	(15,308)	—
Supplier relationship (ii)	17,000	(2,500)	—	14,500
Software	2,760	(1,073)	—	1,687
Trade names	716	(266)	—	450
Others	210	(96)	—	114
Total	232,138	(20,804)	(17,379)	193,955
(i)Licenses include the insurance broker license and micro-finance license. Insurance broker license was derived from the acquisition of Jinbaoxin. In January 2020, the Company completed the acquisition of Jinbaoxin. The transaction was accounted for as an asset acquisition as the acquiree company did not meet the criteria of a business and substantially all the fair value of the assets acquired were concentrated in a single asset.

Micro-finance license was derived from the acquisition of Tonghua Micro Finance. In October 2021, the Company completed the acquisition of Tonghua Micro Finance. The transaction was accounted for as an asset acquisition as the acquiree company did not meet the criteria of a business and substantially all the fair value of the assets acquired were concentrated in a single asset.

(ii)Customer relationship and part of developed technology were derived from the acquisition of Shanghai Leya. Supplier relationship, the other developed technology, and in-process research and development intangible assets were derived from the acquisition of Wuhan Miracle. For the details, please refer to “Note 6 Business combination”.

The impairment of intangible assets was nil, nil and RMB17,379 for the years ended December 31, 2019, 2020 and 2021, respectively. The impairment losses were resulted from an update of long-term financial outlook of Leya, which indicates that the carrying value may not be recoverable.

Amortization expense was RMB78, RMB4,829 and RMB14,995 for the years ended December 31, 2019, 2020 and 2021, respectively.

The Company will record estimated amortization expenses of RMB25,367, RMB25,168, RMB22,525, RMB19,260 and RMB101,635 for the years ending December 31, 2022, 2023, 2024, 2025, 2026 and thereafter, respectively.